Eagle Tax-Exempt Bond Fund
SUMMARY OF TAX -EXEMPT BOND FUND | 3.1.2017
Investment objective
The Eagle Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund” or the “fund”) seeks income exempt from federal income tax, to the extent consistent with preservation of capital.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Funds (as defined below). More information about these and other discounts is available from your financial professional, on page 13 of the fund’s Prospectus and on page 28 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Eagle Tax-Exempt Bond Fund	Class A		Class C		Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	3.75%		none		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none
Redemption Fee	none		none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Eagle Tax-Exempt Bond Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1]	1.19%	1.37%	1.19%	1.37%	1.37%	1.37%
Total Annual Fund Operating Expenses		1.74%	2.67%	1.49%	2.17%	1.67%	1.67%
Fee Waiver and/or Expense Reimbursement	[2]	(0.84%)	(1.02%)	(0.89%)	(1.02%)	(1.07%)	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.65%	0.60%	1.15%	0.60%	0.50%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2018 as follows: Class A - 0.90%, Class C - 1.65%, Class I - 0.60%, Class R-3 - 1.15%, Class R-5 - 0.60%, and Class R-6 - 0.50%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The contractual fee waiver can be changed only with the approval of a majority of the fund's Board of Trustees. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Exp ense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Eagle Tax-Exempt Bond Fund - USD ($)	Year 1	Year 3
Class A	463	823
Class C	268	732
Class I	61	383
Class R-3	117	580
Class R-5	61	421
Class R-6	51	411

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance. The fund, because it has not commenced operations, does not yet have a portfolio turnover rate.
Principal investment strategies
During normal market conditions, the Tax-Exempt Bond Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, the interest on which is exempt from federal income tax, including securities that are not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”). The fund’s strategy is to actively diversify the assets of the fund among debt securities with risk and return characteristics that can endure various markets. The portfolio managers seek buying opportunities along the yield curve based on relative value. When considering potential purchases, the portfolio managers look for municipalities that exhibit positive trends in cash flow and ratio analysis with conservative fiscal policies. The fund has the flexibility to invest in debt securities encompassing a wide range of credit qualities. The fund primarily invests in securities rated BB or better by Standard & Poor’s Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization (“NRSRO”) or, for unrated securities, those that are determined to be of equivalent quality by the fund’s portfolio managers.

The fund expects to invest primarily in municipal debt securities, including general obligation debt, revenue securities, and pre-refunded securities. Municipal debt securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The fund may buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond's sensitivity to changes in interest rates. For example, if the fund believes that interest rates are likely to rise, it may attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities. The average portfolio duration of the fund is expected to vary from four to fifteen years, based on the portfolio managers’ forecast for interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

The fund may invest up to 20% of its portfolio in securities rated BB+ or lower (or an equivalent grade) by the NRSROs, which are commonly referred to as “below investment grade,” “junk bonds” or high-yield securities.” The fund also may invest up to 20% of its assets in securities that pay interest that is subject to federal income tax or is a Tax Preference Item. The fund may sell securities when the portfolio managers believe that they no longer meet the fund’s investment criteria.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates, which may force a fund to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income;
  Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
  Fixed income market risk is the risk that market conditions or other events that impact fixed income issuers, including adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment, will have an adverse effect on the fund. Events in the fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders;
  High-yield security risk results from investments in below investment grade bonds, have a greater risk of loss, are susceptible to rising interest rates and have greater volatility. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative;
  Inflation risk is the risk that high rates of inflation or changes in the market’s inflation expectations may adversely affect the market value of inflation-sensitive securities;
  Interest rate risk is the risk that the value of the fund’s investments in fixed income securities will fall when interest rates rise. The Federal Reserve raised the federal funds rate in December 2016, marking only the second such interest rate hike in nearly a decade. The Federal Reserve has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time or may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs;
  Municipal securities risk is the possibility that a municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements;
  Redemption risk is the risk that, due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed income securities on a large scale, the fund may experience periods of heavy redemptions that could cause the fund to sell assets at inopportune times or at a loss or depressed value;
  Tax risk is the risk that changes in applicable tax laws or tax treatments could reduce or eliminate the current federal income tax exemption for interest on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities, which could significantly affect the liquidity, marketability, and supply and demand for municipal securities; and
  U.S. government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by an underlying fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk.

Performance
No performance information is presented because the fund has not yet commenced operations. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.